Condensed Financial Information of Parent Company - Summarized Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Interest income	$ 17,167	$ 17,589	$ 17,793	$ 17,659	$ 19,840	$ 21,955	$ 23,777	$ 24,640	$ 70,208		$ 90,212		$ 105,082
Interest expense	2,352	2,372	2,418	2,468	2,814	3,034	3,165	3,248	9,610		12,261		15,313
Net interest income	14,815	15,217	15,375	15,191	17,026	18,921	20,612	21,392	60,598		77,951		89,769
(Recovery of) Provision for loan losses	(300)	(1,762)	(1,218)				14,803		(3,280)		14,803		1,147
Non-interest income	3,204	6,453	4,881	13,087	4,142	4,695	3,977	4,949	27,625		17,763		31,681
Non-interest expense	16,621	19,885	18,362	25,218	23,705	24,132	33,677	27,888	80,086		109,402		129,949
INCOME (LOSS) BEFORE INCOME TAXES	1,698	3,547	3,112	3,060	(2,537)	(516)	(23,891)	(1,547)	11,417		(28,491)		(9,646)
INCOME TAX EXPENSE	246	383	284	284	292	309	357	359	1,197		1,317		297
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 1,452	$ 3,164	$ 2,828	$ 2,776	$ (2,829)	$ (825)	$ (24,248)	$ (1,906)	$ 10,220		$ (29,808)		$ (9,943)
Basic earnings (loss) per common share	$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ (0.15)	$ (0.05)	$ (1.39)	$ (0.11)	$ 0.55	[1],[2]	$ (1.67)	[1],[2]	$ (0.58)	[1],[2]
Diluted earnings (loss) per common share	$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ (0.15)	$ (0.05)	$ (1.39)	$ (0.11)	$ 0.55	[1],[2]	$ (1.67)	[1],[2]	$ (0.58)	[1],[2]

[1]	The 2013 period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.
[2]	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014